BUSINESS ACQUISITION - Pro Forma Earnings (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Schedule of acquisition's impact on Company's consolidated earnings	The Nortech Acquisition’s impact on the Company’s consolidated earnings was as follows:

February 12 through December 31, 2020
$
Revenue	11,674
Net loss	2,103

Schedule of pro-forma earnings had the acquisitions been effective as of January 1
Had the Nortech Acquisition been effective as of January 1, 2020, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2020
$
Revenue	16,424
Net loss	1,332

Nortech Packaging Acquisition
Disclosure of detailed information about business combination [line items]
Revenue	$ 16,424
Net loss	$ 1,332